Century

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

[redacted]

05063314

American Stock Exchange
86 Trinity Place
New York, NY 10006

1-11252

RECD S.E.C.
AUG 10 2005

August 10, 2005

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on August 9, 2005 the American Stock Exchange LLC (the "Exchange") received from Hallmark Financial Services, Inc. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Common Stock, par value $0.03 per share

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Managing Director
Listing Qualifications Department

PROCESSED
AUG 18 2005
THOMSON FINANCIAL

cc: Herbert Scholl